General	12 Months Ended
Dec. 31, 2019
Disclosure of notes and other explanatory information [Abstract]
General

1. GENERAL

(1)	Summary of the parent company

Woori Financial Group, Inc. (hereinafter referred to the “Group” or the “Parent company”) is primarily aimed at controlling subsidiaries that operate in the financial industry or those that are closely related to the financial industry through the ownership of shares and was established on January 11, 2019 under the Financial Holding Company Act through the comprehensive transfer with shareholders of Woori Bank (hereinafter referred to the “Bank”), Woori FIS Co., Ltd., Woori Finance Research Institute Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Services Co., Ltd. and Woori Private Equity Asset Management Co. Ltd. The headquarters of the Group is located at 51, Sogong-ro, Jung-gu, Seoul, Korea, and the capital is 3,611,338 million Won as of the end of the current term while the Korea Deposit Insurance Corp. (“KDIC”), the company’s largest shareholder, owns 124,604,797 shares (17.25%) of the company’s stocks issued. The company’s stocks were listed on the Korea Exchange on February 13, 2019, and its American Depository Shares (“ADS”) are also being traded as the underlying common stock on the New York Stock Exchange since the same date.

The details of stock transfer from the company and subsidiaries as of incorporation are as follows (Unit: Number of shares)

Stock transfer company	Total number of issued shares	Exchange ratio per share	Number of Parent company’s stocks
Woori Bank	676,000,000	1.0000000	676,000,000
Woori FIS Co., Ltd.	4,900,000	0.2999708	1,469,857
Woori Finance Research Institute Co., Ltd.	600,000	0.1888165	113,289
Woori Credit Information Co., Ltd.	1,008,000	1.1037292	1,112,559
Woori Fund Service Co., Ltd.	2,000,000	0.4709031	941,806
Woori Private Equity Asset Management Co., Ltd.	6,000,000	0.0877992	526,795

As of August 1, 2019, the parent company acquired a 73% interest in Tongyang Asset Management Co. and changed the name to Woori Asset Management Corp. Also, as of August 1, 2019, the parent company gained 100% control of ABL Asset Management Co., Ltd., added it as a consolidated subsidiary and changed the name to Woori Global Asset Management Co., Ltd. on December 6, 2019.

The parent company paid 598,391 million Won in cash and 42,103,377 new shares of the parent company to acquire 100% interest of Woori Card Co., Ltd. from its subsidiary Woori Bank on September 10, 2019. On the same date, the company also acquired 59.83% interest of Woori Investment Bank Co., Ltd. from Woori Bank with 392,795 million Won in cash.

As of December 30, 2019, the parent company acquired a 67.2% interest (excluding treasury stocks, 51% interest including treasury stocks) in Woori Asset Trust Co., Ltd (formerly Kukje Asset Trust Co., Ltd) and added it as a consolidated subsidiary at the end of 2019.

(2)	The companies and subsidiaries (hereinafter ‘consolidated company’) as of December 31, 2018 and 2019 are as follows:

		Percentage of ownership (%)		Location	Financial statements date of use
Subsidiaries	Main business	December 31, 2018	December 31, 2019
Woori Financial Group Inc.:
Woori Bank	Bank	—	100.0	Korea	December 31
Woori Card Co., Ltd.	Finance	—	100.0	Korea	December 31
Woori Investment Bank Co., Ltd.	Other credit finance business	—	59.8	Korea	December 31
Woori FIS Co., Ltd.	System software development & maintenance	—	100.0	Korea	December 31
Woori Finance Research Institute Co., Ltd.	Other service business	—	100.0	Korea	December 31
Woori Credit Information Co., Ltd.	Credit information	—	100.0	Korea	December 31
Woori Fund Service Co., Ltd.	Finance	—	100.0	Korea	December 31
Woori Asset Trust Co., Ltd.(*1)	Real-estate	—	67.2	Korea	December 31
Woori Asset Management Corp.	Finance	—	73.0	Korea	December 31
Woori Private Equity Asset Management Co., Ltd.	Finance	—	100.0	Korea	December 31
Woori Global Asset Management Co., Ltd.	Finance	—	100.0	Korea	December 31
Woori Bank:
Woori Card Co., Ltd.	Finance	100.0	—	Korea	December 31
Woori Investment Bank Co., Ltd.	Other credit finance business	59.8	—	Korea	December 31
Woori FIS Co., Ltd.	System software development & maintenance	100.0	—	Korea	December 31
Woori Finance Research Institute Co., Ltd.	Other service business	100.0	—	Korea	December 31
Woori Credit Information Co., Ltd.	Credit information	100.0	—	Korea	December 31
Woori Fund Service Co., Ltd.	Finance	100.0	—	Korea	December 31
Woori Private Equity Asset Management Co., Ltd.	Finance	100.0	—	Korea	December 31
Woori America Bank	Finance	100.0	100.0	America	December 31
Woori Global Markets Asia Limited	Finance	100.0	100.0	Hong Kong	December 31
Woori Bank China Limited	Finance	100.0	100.0	China	December 31
AO Woori Bank	Finance	100.0	100.0	Russia	December 31
PT Bank Woori Saudara Indonesia 1906 Tbk	Finance	79.9	79.9	Indonesia	December 31
Banco Woori Bank do Brasil S.A.	Finance	100.0	100.0	Brazil	December 31
Korea BTL Infrastructure Fund	Finance	99.9	99.9	Korea	December 31
Woori Finance Cambodia PLC.	Finance	100.0	100.0	Cambodia	December 31
Woori Finance Myanmar Co., Ltd.	Finance	100.0	100.0	Myanmar	December 31
Wealth Development Bank	Finance	51.0	51.0	Philippines	December 31
Woori Bank Vietnam Limited	Finance	100.0	100.0	Vietnam	December 31
WB Finance Co., Ltd.	Finance	100.0	100.0	Cambodia	December 31
Woori Bank Europe	Finance	100.0	100.0	Germany	December 31
Kumho Trust First Co., Ltd.(*2)	Asset securitization	0.0	0.0	Korea	December 31
Asiana Saigon Inc.(*2)	Asset securitization	0.0	0.0	Korea	December 31
KAMCO Value Recreation First Securitization Specialty Co., Ltd.(*2)	Asset securitization	15.0	15.0	Korea	December 31
Hermes STX Co., Ltd.(*2)	Asset securitization	0.0	0.0	Korea	December 31
BWL First Co., LLC(*2)	Asset securitization	0.0	0.0	Korea	December 31
Deogi Dream Fourth Co., Ltd.(*2)	Asset securitization	0.0	0.0	Korea	December 31
Jeonju Iwon Ltd.(*2)	Asset securitization	0.0	0.0	Korea	December 31
Wonju I one Inc.(*2)	Asset securitization	0.0	0.0	Korea	December 31
Heitz Third Co., Ltd.(*2)	Asset securitization	0.0	0.0	Korea	December 31
Woorihansoop 1st Co., Ltd.(*2)	Asset securitization	0.0	0.0	Korea	December 31
Electric Cable First Co., Ltd.(*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori International First Co., Ltd.(*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori WEBST 1st Co., Ltd.(*2)	Asset securitization	0.0	0.0	Korea	December 31
Wibihansoop 1st Co., Ltd.(*2)	Asset securitization	0.0	0.0	Korea	December 31
Uri QS 1st Co., Ltd.(*2)	Asset securitization	0.0	0.0	Korea	December 31
Uri Display 1st Co., Ltd.(*2)	Asset securitization	0.0	0.0	Korea	December 31
Tiger Eyes 2nd Co., Ltd.(*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori Serveone 1st Co., Ltd.(*2)	Asset securitization	0.0	0.0	Korea	December 31
Uri Display 2nd Co., Ltd.(*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori the Colony Unjung Securitization Specialty Co., Ltd.(*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori Dream 1st Co., Ltd.(*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori Dream 2nd Co., Ltd.(*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori H 1st Co., Ltd.(*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori HS 1st Co., Ltd.	Asset securitization	0.0	—	Korea	December 31
Woori HS 2nd Co., Ltd.(*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori Sinnonhyeon 1st Inc.(*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori K 1st Co., Ltd.(*2)	Asset securitization	0.0	0.0	Korea	December 31
Uri S 1st Co., Ltd.(*2)	Asset securitization	0.0	0.0	Korea	December 31
Smart Casting Inc.(*2)	Asset securitization	0.0	0.0	Korea	December 31
Uri Display 3rd Co., Ltd.(*2)	Asset securitization	—	0.0	Korea	December 31
TY 1st Co., Ltd.(*2)	Asset securitization	—	0.0	Korea	December 31
Woori HJ 2nd Co., Ltd.(*2)	Asset securitization	—	0.0	Korea	December 31
Woori-HJ 3rd Co., Ltd.(*2)	Asset securitization	—	0.0	Korea	December 31
Uri K 2nd Co., Ltd.(*2)	Asset securitization	—	0.0	Korea	December 31
Woori KC No.1 Co., Ltd.(*2)	Asset securitization	—	0.0	Korea	December 31
Woori Lake 1st., Ltd.(*2)	Asset securitization	—	0.0	Korea	December 31
Woori QSell 2nd Co., Ltd.(*2)	Asset securitization	—	0.0	Korea	December 31
Quantum Jump the 1st Co., Ltd.(*2)	Asset securitization	—	0.0	Korea	December 31
Quantum Jump the 2nd Co., Ltd.(*2)	Asset securitization	—	0.0	Korea	December 31
Woori BK the 1st Co., Ltd.(*2)	Asset securitization	—	0.0	Korea	December 31
Woori-HC 1st Co., Ltd.(*2)	Asset securitization	—	0.0	Korea	December 31
Wivi Synergy 1st Co., Ltd.(*2)	Asset securitization	—	0.0	Korea	December 31
ATLANTIC TRANSPORTATION 1 S.A.(*2)	Asset securitization	—	0.0	Marshall islands	December 31
Woori Gongdeok First Co., Ltd.(*2)	Asset securitization	—	0.0	Korea	December 31
HD Project Co., Ltd.(*2)	Asset securitization	—	0.0	Korea	December 31
Woori HW 1st Co., Ltd.(*2)	Asset securitization	—	0.0	Korea	December 31
Woori HC 2nd Co., Ltd.(*2)	Asset securitization	—	0.0	Korea	December 31
Woori Dream 3rd Co., Ltd.(*2)	Asset securitization	—	0.0	Korea	December 31
Woori SJS 1st Co., Ltd.(*2)	Asset securitization	—	0.0	Korea	December 31
G5 Pro Short-term Bond Investment Fund 13(*3)	Securities investment and others	100.0	100.0	Korea	December 31
Heungkuk Global Private Placement Investment Trust No. 1(*3)	Securities investment and others	98.5	98.5	Korea	December 31
AI Partners UK Water Supply Private Placement Investment Trust No. 2(*3)	Securities investment and others	97.3	97.3	England	December 31
Consus Sakhalin Real Estate Investment Trust 1st(*3)	Securities investment and others	75.0	75.0	Korea	December 31
Multi Asset Global Real Estate Investment Trust No. 5-2(*3)	Securities investment and others	—	99.0	Korea	December 31
Igis Australia Investment Trust No. 209-1(*3)	Securities investment and others	—	99.4	Korea	December 31
Woori Global Development Infrastructure Synergy Company Private Placement Investment Trust No.1(*3)	Securities investment and others	—	99.9	Korea	December 31
IGIS Global Private Placement Real Estate Fund No. 316-1(*3)	Securities investment and others	—	99.3	Korea	December 31
Principal Guaranteed Trust(*4)	Trust	0.0	0.0	Korea	December 31
Principal and Interest Guaranteed Trust(*4)	Trust	0.0	0.0	Korea	December 31
Multi Asset Global Real Estate Investment Trust No. 5-2:
MAGI No.5 LuxCo S.a.r.l.(*2)	Asset securitization	—	54.6	Luxembourg	December 31
MAGI No.5 LuxCo S.a.r.l.:
ADP 16 Brussels(*2)	Asset securitization	—	0.0	Belgium	December 31
Woori Investment Bank Co., Ltd.:
Dongwoo First Securitization Specialty Co., Ltd.(*2)	Asset securitization	5.0	5.0	Korea	December 31
Seari First Securitization Specialty Co., Ltd.(*2)	Asset securitization	5.0	5.0	Korea	December 31
Seari Second Securitization Specialty Co., Ltd.(*2)	Asset securitization	5.0	5.0	Korea	December 31
Namjong 1st Securitization Specialty Co., Ltd.(*2)	Asset securitization	5.0	5.0	Korea	December 31
Bukgeum First Securitization Specialty Co., Ltd.(*2)	Asset securitization	5.0	5.0	Korea	December 31
Bukgeum Second Securitization Specialty Co., Ltd.(*2)	Asset securitization	5.0	5.0	Korea	December 31
WS1909 Securitization Specialty Co., Ltd.(*2)	Asset securitization	—	5.0	Korea	December 31
One Punch Korea the 1st Co., Ltd.(*2).	Asset securitization	—	0.0	Korea	December 31
One Punch blue the 1st Co., Ltd.(*2)	Asset securitization	—	0.0	Korea	December 31
Woori Card Co., Ltd.:
TUTU Finance –WCI Myanmar Co., Ltd.	Finance	100.0	100.0	Myanmar	December 31
Woori Card one of 2017-1 Securitization Specialty Co., Ltd.(*2)	Asset securitization	0.5	0.5	Korea	December 31
Woori Card one of 2017-2 Securitization Specialty Co., Ltd.(*2)	Asset securitization	0.5	0.5	Korea	December 31
Woori Card one of 2018-1 Securitization Specialty Co., Ltd.(*2)	Asset securitization	0.5	0.5	Korea	December 31
WOORI CARD 2019-1 ASSET SECURITIZATION SPECIALTY CO., LTD.(*2)	Asset securitization	—	0.5	Korea	December 31
Woori Private Equity Asset Management Co., Ltd. and Woori Investment Bank Co., Ltd.:
Japanese Hotel Real Estate Private Equity Fund 1(*3)	Securities investment and others	—	45.5	Korea	December 31
Woori Asset Management Corp.:
Woori china convertible bond fund(*3)	Securities investment and others	—	98.6	Korea	December 31
Woori Global Asset Management Co.,Ltd.:
WOORIG China Value Equity (C/C(F))(*3)	Securities investment and others	—	95.1	Korea	December 31
Woori Bank, Woori Investment Bank Co., Ltd and Woori Private Equity Asset Management Co., Ltd.:
Woori Innovative Growth Professional Investment Type Private Investment Trust No.1(*3)	Securities investment and others	—	60.0	Korea	December 31
Woori bank and Woori Investment Bank Co., Ltd.:
Heungkuk Woori Tech Company Private Placement Investment Trust No. 1(*3)	Securities investment and others	98.0	100.0	Korea	December 31

(*1)	As of December 31, 2018, Woori bank held 8.6% interest and hold 67.2% interest as of December 31, 2019 as acquiring 58.6% interests additionally during current period.
(*2)

The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.

(*3)

The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.

(*4)

The entity is a ‘money trust’ under the Financial Investment Services and Capital Markets Act. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.

(3)	The Group has not consolidated the following entities as of December 31, 2018 and 2019 despite having more than 50% ownership interest:

	As of December 31, 2018
Subsidiaries	Location	Main Business	Percentage of ownership (%)
Golden Bridge NHN Online Private Equity Investment(*)	Korea	Securities Investment	60.0
Mirae Asset Seobu Underground Expressway Professional Investment(*)	Korea	Securities Investment	65.8
Mirae Asset Maps Clean Water Private Equity Investment Trust 7th(*)	Korea	Securities investment	59.7
Kiwoom Yonsei Private Equity Investment Trust(*)	Korea	Securities investment	88.9
Hana Walmart Real Estate Investment Trust 41-1(*)	Korea	Securities investment	89.6
IGIS Europe Private Placement Real Estate Fund No. 163-2(*)	Korea	Securities investment	97.9
IGIS Global Private Placement Real Estate Fund No. 148-1(*)	Korea	Securities investment	75.0
IGIS Global Private Placement Real Estate Fund No. 148-2(*)	Korea	Securities investment	75.0
KB Nongso Sewage Treatment Equipment Private Special Asset(*)	Korea	Securities investment	50.0
Mirae Asset Seoul Ring Expressway Private Special Asset Fund No. 1(*)	Korea	Securities investment	66.2
Hangkang Sewage Treatment Plant Fund(*)	Korea	Securities investment	55.6
Consus KyungJu Green Private Placement Real Estate Fund No. 1(*)	Korea	Securities investment	52.4

(*)	Since the investee is a private equity investment fund, the Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.

	As of December 31, 2019
Subsidiaries	Location	Main Business	Percentage of ownership (%)
Golden Bridge NHN Online Private Equity Investment(*)	Korea	Securities Investment	60.0
Mirae Asset Maps Clean Water Private Equity Investment Trust 7th(*)	Korea	Securities Investment	59.7
Kiwoom Yonsei Private Equity Investment Trust(*)	Korea	Securities Investment	88.9
IGIS Europe Private Placement Real Estate Fund No. 163-2(*)	Korea	Securities Investment	97.9
IGIS Global Private Placement Real Estate Fund No. 148-1(*)	Korea	Securities Investment	75.0
IGIS Global Private Placement Real Estate Fund No. 148-2(*)	Korea	Securities Investment	75.0
Mirae Asset Seoul Ring Expressway Private Special Asset Fund No. 1(*)	Korea	Securities Investment	66.7
Hangkang Sewage Treatment Plant Fund(*)	Korea	Securities Investment	55.6
KIM Pocheon-Hwado Highway Infra Private Placement Special Asset Fund(*)	Korea	Securities Investment	55.2

(*)	Since the investee is a private equity investment fund, the Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.

(4)

The summarized financial information of the major subsidiaries are as follows. The financial information of each subsidiary was prepared on the basis of consolidated financial statements. (Unit: Korean Won in millions):

	As of and for the year ended December 31, 2018
	Assets	Liabilities	Operating revenue	Net income (loss) attributable to owners	Comprehensive income (loss) attributable to owners
Woori FIS Co., Ltd.	96,260	63,412	271,651	2,840	269
Woori Private Equity Asset Management Co., Ltd.	38,820	1,439	1,713	(2,794)	(2,843)
Woori Finance Research Institute Co., Ltd.	3,891	560	4,708	7	(109)
Woori Card Co., Ltd.	9,987,057	8,305,093	1,371,301	114,767	106,517
Woori Investment Bank Co., Ltd.	2,682,660	2,367,418	205,446	25,552	25,533
Woori Credit Information Co., Ltd.	34,921	6,386	36,883	1,657	1,411
Woori America Bank	2,182,454	1,878,117	90,975	20,510	32,335
Woori Global Markets Asia Limited	517,627	396,216	18,748	5,144	9,647
Woori Bank China Limited	5,470,927	4,953,813	366,973	21,879	19,194
AO Woori Bank	305,521	256,260	19,433	5,163	(3,234)
PT Bank Woori Saudara Indonesia 1906 Tbk	2,355,975	1,853,768	192,719	40,385	27,109
Banco Woori Bank do Brasil S.A.	179,130	149,146	13,971	1,262	(2,326)
Korea BTL Infrastructure Fund	777,437	299	29,760	26,057	26,057
Woori Fund Service Co., Ltd.	14,448	1,440	10,052	1,597	1,597
Woori Finance Cambodia PLC.	93,239	71,133	11,038	2,826	3,676
Woori Finance Myanmar Co., Ltd.	19,340	6,886	4,496	640	(1,256)
Wealth Development Bank	218,134	184,344	13,668	80	(451)
Woori Bank Vietnam Limited	954,580	720,554	48,716	10,710	13,618
WB Finance Co., Ltd.	268,794	225,655	24,310	2,421	2,329
Woori Bank Europe	58,399	311	5	(5,959)	(5,974)
Money trust under the FISCM Act	1,582,765	1,552,594	54,860	259	259
Structured entity for the securitization of financial assets	1,369,745	1,786,869	53,578	4,990	(5,681)
Structured entity for the investments in securities	63,676	142	1,826	(1,299)	(3,009)

	As of and for the year ended December 31, 2019
	Assets	Liabilities	Operating revenue	Net income (loss) attributable to owners	Comprehensive income (loss) attributable to owners
Woori Bank(*1)	348,181,658	325,526,568	22,240,947	1,505,547	1,531,793
Woori Card Co., Ltd.	10,087,342	8,299,175	1,368,234	114,196	111,782
Woori Investment Bank Co., Ltd.	3,398,960	3,031,622	204,655	53,358	52,095
Woori FIS Co., Ltd.	91,079	55,112	244,923	3,107	3,119
Woori Finance Research Institute Co., Ltd.	5,447	1,999	5,452	160	117
Woori Credit Information Co., Ltd.	37,872	7,948	39,118	1,698	1,389
Woori Fund Service Co., Ltd.	16,852	2,109	11,071	1,735	1,735
Woori Asset Trust Co., Ltd.(*2)	139,839	45,410	—	—	—
Woori Asset Management Corp.(*2)	113,037	6,301	9,204	1,720	2,544
Woori Private Equity Asset Management Co., Ltd.	38,243	2,985	4,152	(2,087)	(2,124)
Woori Global Asset Management Co., Ltd.(*2)	32,807	3,230	3,588	(1,360)	(1,360)

(*1)	The amount is prepared based on the consolidated financial statements of Woori Bank (reflecting the classification of profit or loss of the discontinued operation).
(*2)

The income or loss information of Woori Asset Management Corp. and Woori Global Asset Management Co., Ltd. are prepared based on the income or loss from August 1, 2019, the date on which the power was obtained, to December 31, 2019. In addition, the Group acquired Woori Asset Trust Co., Ltd on December 30, 2019, thus the income or loss information of Woori Asset Trust Co., Ltd are not included.

(5)	The financial support that the Group provides to consolidated structured entities is as follows:

•	Structured entity for asset securitization

The structured entity which is established for the purpose of securitization of project financing loans, corporate bonds, and other financial assets. The Group is involved with the structured entity through provision of credit facility over asset-backed commercial papers issued by the entity, originating loans directly to the structured entity, or purchasing 100% of the subordinated debts issued by the structured entity.

•	Structured entity for the investments in securities

The structured entity is established for the purpose of investments in securities. The Group acquires beneficiary certificates through its contribution of funding to the structured entity by the Group, and it is exposed to the risk that it may not be able to recover its fund depending on the result of investment performance of asset managers of the structured entity.

•	Money trust under the Financial Investment Services and Capital Markets Act

The Group provides with financial guarantee of principal and interest or solely principal to some of its trust products. Due to the financial guarantees, the Group may be obliged when the principal and interest or principal of the trust product sold is short of the guaranteed amount depending on the result of investment performance of the trust product.

As of December 31, 2019, the Group provides 2,241,640 million Won of credit facilities for the structured entities mentioned above.

(6)

The Group has entered into various agreements with structured entities such as asset securitization, structured finance, investment fund, and monetary trust. The characteristics and the nature of risks related to unconsolidated structured entities over which the Group does not have control in accordance with IFRS 10 are as follows:

The ownership interests on unconsolidated structured entities that the Group hold are classified into asset securitization vehicles, structured finance, investment fund and real-estate trust, based on the nature and the purpose of the structured entities.

Unconsolidated structured entities classified as ‘asset securitization vehicles’ are entities that issue asset-backed securities, pay the principal and interest or distributes dividends on asset-backed securities through borrowings or profits from the management, operation and sale of securitized assets. The Group transfers related risks by the purchase commitments of asset-backed securities or issuance of asset-backed securities through credit grants, and the structured entities recognize related interest or fee revenue. There are entities that provide additional funding and conditional debt acquisition commitments before the Group’s financial support, but the Group is still exposed to losses arising from the purchase of financial assets issued by the structured entities when it fails to renew the securities.

Unconsolidated structured entities classified as ‘structured financing’ include real estate project financing investment vehicle, social overhead capital companies, and special purpose vehicles for ship (aircraft) financing. Each entity is incorporated as a separate company with a limited purpose in order to efficiently pursue business goals. ‘Structured financing’ is a financing method for large-scale risky business, with investments made based on feasibility of the specific business or project, instead of credit of business owner or physical collaterals. The investors receive profits from the operation of the business. The Group recognizes interest revenue, profit or loss from assessment or transactions of financial instruments, or dividend income. With regard to uncertainties involving structured financing, there are entities that provide financial support such as additional fund, guarantees and prioritized credit grants prior to the Group’s intervention, but the Group is exposed to possible losses due to loss of principal from reduction in investment value or irrecoverable loans arising from failure to collect scheduled cash flows and cessation of projects.

Unconsolidated structured entities classified as ‘investment funds’ include investment trusts and private equity funds. An investment trust orders the investment and operation of funds to the trust manager in accordance with trust contract with profits distributed to the investors. Private equity funds finances money required to acquire equity securities to enable direction of management and/or improvement of ownership structure, with profit distributed to the investors. The Group recognizes pro rata amount of valuation gain or loss on investment and dividend income as an investor and may be exposed to losses due to reduction in investment value.

‘Real estate trust’ is to be entrusted the underlying property for the purpose of managing, disposing, operating or developing from the consignor who owns the property and distributes the proceeds achieved through the trust to the beneficiary. When the consignee does not fulfill his or her important obligations in the trust contract or it is, in fact, difficult to run the business, the Group may be exposed to the threat of compensating the loss.

The total assets of the unconsolidated structured entity held by the Group, the carrying amount of the items recognized in the financial statements, the maximum loss exposure, and the losses from the unconsolidated structured entity are as follows. The maximum loss exposure includes the amount of investment recognized in the financial statements and the amount that is likely to be confirmed in the future when satisfies certain conditions by contracts such as purchase arrangements, credit offerings.

	December 31, 2018
	Asset securitization vehicle	Structured finance	Investment funds
Total asset of the unconsolidated structured entities	6,796,235	58,161,494	11,138,822
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	2,571,835	2,831,842	1,530,767
Financial assets at FVTPL	285,156	70,219	1,197,844
Financial assets at FVTOCI	281,919	48,961	—
Financial assets at amortized cost	2,003,921	2,511,055	71,150
Investments in joint ventures and associates	—	197,393	261,773
Derivative assets	839	4,214	—
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	1,260	905	—
Derivative liabilities	116	248	—
Other liabilities (provisions)	1,144	657	—
The maximum exposure to risks	3,252,329	3,408,271	1,587,325
Investments	2,571,835	2,831,842	1,530,767
Credit facilities	680,494	576,429	56,558
Loss recognized on unconsolidated structured entities	5,764	11,609	13,868

	December 31, 2019
	Asset securitization vehicle	Structured Finance	Investment Funds	Real estate trust
Total asset of the unconsolidated structured entities	8,230,254	62,879,421	18,265,273	152,257
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	5,128,616	2,982,217	1,411,639	57,928
Financial assets at FVTPL	324,414	28,834	1,109,621	655
Financial assets at FVTOCI	2,006,230	42,305	—	—
Financial assets at amortized cost	2,796,695	2,897,620	120,072	57,273
Investments in joint ventures and associates	—	7,475	181,946	—
Derivative assets	1,277	5,983	—	—
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	184	1,291	—	2,808
Derivative liabilities	—	15	—	—
Other liabilities (provisions)	184	1,276	—	2,808
The maximum exposure to risks	5,561,394	3,532,539	1,457,398	77,117
Investment assets	5,128,616	2,982,217	1,411,639	57,928
Credit facilities	432,778	550,322	45,759	19,189
Loss recognized on unconsolidated structured entities	—	4,660	34,312	5,218

(7)

As of December 31, 2017, 2018 and 2019, the share of non-controlling interests on the net income and equity of subsidiaries in which non-controlling interests are significant are as follows: (Unit: Korean Won in millions):

1) Accumulated non-controlling interests at the end of the reporting period

	December 31, 2018	December 31, 2019
Woori Bank(*)	—	3,660,814
Woori Investment Bank	130,088	151,170
Woori Asset Trust Co., Ltd	—	40,161
Woori Asset Management Corp	—	29,800
PT Bank Woori Saudara Indonesia 1906 Tbk	68,250	83,315
Wealth Development Bank	16,557	18,524

(*)	Hybrid securities issued by Woori Bank

2) Net income attributable to non-controlling interests

	For the year ended December 31
	2017	2018	2019
Woori Bank(*)	—	—	134,421
Woori Investment Bank	8,370	10,262	21,588
Woori Asset Management Corp	—	—	408
PT Bank Woori Saudara Indonesia 1906 Tbk	8,882	8,126	8,502
Wealth Development Bank	648	39	427

(*)	Distribution of the hybrid securities issued by Woori Bank

3) Dividends to non-controlling interests

	For the year ended December 31
	2017	2018	2019
PT Bank Woori Saudara Indonesia 1906 Tbk	1,513	2,082	1,981